UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:

/s/ George Malikotsis             New York, NY                 May 9, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   89

Form 13F Information Table Value Total:   $593,051
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number        Name

1. 028-11888                  Senvest International L.L.C.
-----------------------       ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                         VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                 --------           -----      --------  -------    --- ----  ----------  --------  ----   ------ ----
3M CO                          COM               88579Y101      744        7,962  SH        DEFINED      1           7,962
ADVANCED ENERGY INDS           COM               007973100    4,890      299,082  SH        DEFINED      1         299,082
ADVANTAGE OIL & GAS LTD        COM               00765F101    2,851      317,800  SH        DEFINED      1         317,800
AEGEAN MARINE PETROLEUM NETW   SHS               Y0017S102   14,005    1,716,334  SH        DEFINED      1       1,716,334
ALLOT COMMUNICATIONS LTD       SHS               M0854Q105   17,221    1,099,685  SH        DEFINED      1       1,099,685
ALTO PALERMO S A               SPONSORED ADR     02151P107      220       16,031  SH        DEFINED      1          16,031
AMAG PHARMACEUTICALS INC       COM               00163U106    6,684      400,214  SH        DEFINED      1         400,214
AMPAL AMERN ISRAEL CORP        CL A              032015109       21       12,000  SH        DEFINED      1          12,000
ARBOR RLTY TR INC              COM               038923108    2,803      493,537  SH        DEFINED      1         493,537
AUDIOCODES LTD                 ORD               M15342104   23,395    3,931,956  SH        DEFINED      1       3,931,956
AUTHENTEC INC                  COM               052660107    4,973    1,554,149  SH        DEFINED      1       1,554,149
AXCELIS TECHNOLOGIES INC       COM               054540109    4,436    1,673,902  SH        DEFINED      1       1,673,902
BALTIC TRADING LIMITED         COM               Y0553W103      394       43,159  SH        DEFINED      1          43,159
IRELAND BK                     SPONSORED ADR     46267Q103      182      104,077  SH        DEFINED      1         104,077
BARNES & NOBLE INC             COM               067774109      178       19,384  SH        DEFINED      1          19,384
BAYTEX ENERGY CORP             COM               07317Q105      298        5,100  SH        DEFINED      1           5,100
BBVA BANCO FRANCES S A         SPONSORED ADR     07329M100    2,189      199,557  SH        DEFINED      1         199,557
BROOKFIELD HOMES CORP          COM               112723101      172       18,277  SH        DEFINED      1          18,277
CARDIOME PHARMA CORP           COM NEW           14159U202    2,481      579,668  SH        DEFINED      1         579,668
CEVA INC                       COM               157210105    6,557      245,305  SH        DEFINED      1         245,305
COLONY FINL INC                COM               19624R106      188       10,000  SH        DEFINED      1          10,000
CRESUD S A C I F Y A           SPONSORED ADR     226406106    2,166      119,675  SH        DEFINED      1         119,675
CREXUS INVT CORP               COM               226553105   12,279    1,075,200  SH        DEFINED      1       1,075,200
DORAL FINL CORP                COM NEW           25811P886    2,210    2,008,661  SH        DEFINED      1       2,008,661
ENDEAVOUR INTL CORP            COM NEW           29259G200      631       49,717  SH        DEFINED      1          49,717
EQUINIX INC                    COM NEW           29444U502   24,738      271,543  SH        DEFINED      1         271,543
FIRST INDUSTRIAL REALTY TRUS   COM               32054K103      127       10,659  SH        DEFINED      1          10,659
FORESTAR GROUP INC             COM               346233109    3,027      159,142  SH        DEFINED      1         159,142
GASTAR EXPL LTD                COM NEW           367299203    7,309    1,503,929  SH        DEFINED      1       1,503,929
GENERAL MTRS CO                COM               37045V100    6,275      202,220  SH        DEFINED      1         202,220
GENWORTH FINL INC              COM CL A          37247D106    2,913      216,403  SH        DEFINED      1         216,403
HARRY WINSTON DIAMOND CORP     COM               41587B100      162       10,000  SH        DEFINED      1          10,000
HARTFORD FINL SVCS GROUP INC   COM               416515104    1,826       67,800  SH        DEFINED      1          67,800
IMMERSION CORP                 COM               452521107    3,866      507,299  SH        DEFINED      1         507,299
INVESCO MORTGAGE CAPITAL INC   COM               46131B100   14,810      677,804  SH        DEFINED      1         677,804
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT    450047204    6,048      436,376  SH        DEFINED      1         436,376
LATTICE SEMICONDUCTOR CORP     COM               518415104      450       76,300  SH        DEFINED      1          76,300
LDK SOLAR CO LTD               SPONSORED ADR     50183L107    1,469      120,000  SH        DEFINED      1         120,000
LENNAR CORP                    CL A              526057104      272       15,000  SH        DEFINED      1          15,000
LEXINGTON REALTY TRUST         COM               529043101      104       11,148  SH        DEFINED      1          11,148
LTX-CREDENCE CORP              COM NEW           502403207      304       33,332  SH        DEFINED      1          33,332
MADISON SQUARE GARDEN INC      CL A              55826P100    3,267      121,045  SH        DEFINED      1         121,045
MEDIAMIND TECHNOLOGIES INC     COM               58449C100   15,063    1,090,743  SH        DEFINED      1       1,090,743
MELLANOX TECHNOLOGIES LTD      SHS               M51363113    4,952      196,293  SH        DEFINED      1         196,293
MEMC ELECTR MATLS INC          COM               552715104    2,602      200,802  SH        DEFINED      1         200,802
METLIFE INC                    COM               59156R108    1,646       36,800  SH        DEFINED      1          36,800
MIPS TECHNOLOGIES INC          COM               604567107      578       55,100  SH        DEFINED      1          55,100
MKS INSTRUMENT INC             COM               55306N104   10,702      321,377  SH        DEFINED      1         321,377
MOSYS INC                      COM               619718109      265       44,100  SH        DEFINED      1          44,100
NEUROMETRIX INC                COM               641255104        5       10,276  SH        DEFINED      1          10,276
NEWCASTLE INVT CORP            COM               65105M108   21,525    3,563,814  SH        DEFINED      1       3,563,814
NII HLDGS INC                  CL B NEW          62913F201   13,946      334,685  SH        DEFINED      1         334,685
NORTHSTAR RLTY FIN CORP        COM               66704R100      180       33,724  SH        DEFINED      1          33,724
NOVA MEASURING INSTRUMENTS L   COM               M7516K103   10,153    1,037,859  SH        DEFINED      1       1,037,859
ONYX PHARMACEUTICALS INC       COM               683399109   14,095      400,653  SH        DEFINED      1         400,653
OPENWAVE SYS INC               COM NEW           683718308      171       80,000  SH        DEFINED      1          80,000
ORBOTECH LTD                   ORD               M75253100    4,192      326,701  SH        DEFINED      1         326,701
PALOMAR MED TECHNOLOGIES INC   COM NEW           697529303    2,132      143,566  SH        DEFINED      1         143,566
PC-TEL INC                     COM               69325Q105    1,977      257,717  SH        DEFINED      1         257,717
PENNYMAC MTG INVT TR           COM               70931T103   12,820      697,120  SH        DEFINED      1         697,120
PERICOM SEMICONDUCTOR CORP     COM               713831105      200       19,300  SH        DEFINED      1          19,300
PMI GROUP INC                  NOTE 4.500% 4/1   69344MAK7      193      250,000  PRN       DEFINED      1         250,000
QUIKSILVER INC                 COM               74838C106   13,607    3,078,545  SH        DEFINED      1       3,078,545
RADIAN GROUP INC               COM               750236101   56,418    8,284,620  SH        DEFINED      1       8,284,620
RADVISION LTD                  ORD               M81869105    2,242      197,008  SH        DEFINED      1         197,008
RADWARE LTD                    ORD               M81873107   62,047    1,750,772  SH        DEFINED      1       1,750,772
RAIT FINANCIAL TRUST           COM               749227104    2,518    1,023,770  SH        DEFINED      1       1,023,770
RAMTRON INTL CORP              COM NEW           751907304      310      143,631  SH        DEFINED      1         143,631
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H    780097879      819       36,409  SH        DEFINED      1          36,409
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S     780097739      705       40,258  SH        DEFINED      1          40,258
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q    780097754      413       23,003  SH        DEFINED      1          23,003
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T     780097713   37,377    1,906,970  SH        DEFINED      1       1,906,970
RUDOLPH TECHNOLOGIES INC       COM               781270103    4,789      437,787  SH        DEFINED      1         437,787
SANDISK CORP                   COM               80004C101    1,589       34,486  SH        DEFINED      1          34,486
STANDARD PAC CORP NEW          COM               85375C101    1,283      344,031  SH        DEFINED      1         344,031
SUPERTEX INC                   COM               868532102   16,161      725,346  SH        DEFINED      1         725,346
SYNERON MEDICAL LTD            ORD SHS           M87245102    1,340      102,726  SH        DEFINED      1         102,726
SYNTROLEUM CORP                COM               871630109       24       10,400  SH        DEFINED      1          10,400
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209    1,699       33,862  SH        DEFINED      1          33,862
GOODYEAR TIRE & RUBR CO        COM               382550101      598       39,936  SH        DEFINED      1          39,936
TOWER SEMICONDUCTOR LTD        ORD               M87915100      333      250,000  SH        DEFINED      1         250,000
TOWN SPORTS INTL HLDGS INC     COM               89214A102      351       69,400  SH        DEFINED      1          69,400
TRINA SOLAR LIMITED            SPON ADR          89628E104    2,742       91,043  SH        DEFINED      1          91,043
TWO HBRS INVT CORP             COM               90187B101   20,111    1,920,859  SH        DEFINED      1       1,920,859
VICOR CORP                     COM               925815102    3,675      222,869  SH        DEFINED      1         222,869
VIRTUS INVT PARTNERS INC       COM               92828Q109   18,387      312,062  SH        DEFINED      1         312,062
VODAFONE GROUP PLC NEW         SPONS ADR NEW     92857W209      575       20,000  SH        DEFINED      1          20,000
WILLBROS GROUP INC DEL         COM               969203108    8,497      778,103  SH        DEFINED      1         778,103
YPF SOCIEDAD ANONIMA           SPON ADR CL D     984245100   27,907      626,571  SH        DEFINED      1         626,571



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